DISCONTINUED OPERATIONS - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 18, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale		$ 219,354
Loss on sale		(856)	$ 0
Discontinued operations | Tricon US Multi-Family REIT LLC
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of remaining ownership interest sold	20.00%
Proceeds from sale	$ 219,354
Loss on sale		$ (856)